Business Combinations - Summary of Goodwill Recognized on Acquisitions (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about business combination [Line Items]
Goodwill	$ 52,404,416	$ 1,711,444	$ 52,313,399	$ 1,708,472	$ 52,072,413	$ 52,709,053
ITGEU [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	50,368
Less: Fair value of identifiable net assets acquired	(83,482)
Goodwill	(33,114)
SER [Member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	217,919
Less: Fair value of identifiable net assets acquired	(217,919)
HIRSCHMANN [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	2,016,595	65,859
Less: Fair value of identifiable net assets acquired	(2,011,448)	(65,691)
Goodwill	$ 5,147	$ 168